UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
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Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Arrowgrass Capital Partners LLP
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Address:        Level 34, Tower 42
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                25 Old Broad Street
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                London, United Kingdom
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                EC2N 1HQ
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Form 13F File Number:  028-14258
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Ellwood
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Title:     Chief Compliance Officer
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Phone:     212-584-1161
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Signature, Place, and Date of Signing:

/s/ Stephen Ellwood            New York, New York         November 14, 2012
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      [Signature]                 [City/State]               [Date}

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        8
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Form 13F Information Table Value Total:        $272,328
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                                                (thousands)
List of Other Included Managers:  None

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ----
AMERICAN CAPITAL AGENCY CORP COM              02503X105   17,387   502,500 SH       SOLE                502,500      0    0
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206      552    15,752 SH       SOLE                 15,752      0    0
ANNALY CAP MGMT INC          COM              035710409    9,750   579,000 SH       SOLE                579,000      0    0
APPLE INC                    COM              037833100    3,362     5,040 SH       SOLE                  5,040      0    0
CYS INVTS INC                COM              12673A108    4,932   350,000 SH       SOLE                350,000      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V100    6,356   353,583 SH  CALL SOLE                      0      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   57,683 3,700,000 SH  CALL SOLE                      0      0    0
UNITED STATES OIL FUND LP    UNITS            91232N108  172,306 5,050,000 SH  CALL SOLE                      0      0    0
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